As filed with the Securities and Exchange Commission on August 24, 2000 Registration No. 333-61135

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                       POST-EFFECTIVE AMENDMENT NO. 6 TO
                                   FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)


                                    (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401



It is proposed that this filing will become effective on August 28, 2000 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under M's Versatile Product Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select   Exec Separate Account of Pacific Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  M's Versatile Product basics; The death benefit

    (b)  Cumulative or distributive securities.........  M's Versatile Product basics; The death benefit



    (c) Withdrawal or redemption..........................................  Withdrawals, surrenders and loans

    (d) Conversion, transfer, etc. .......................................  Withdrawals, surrenders and loans

    (e) Periodic payment plan.............................................  N/A

    (f) Voting rights.....................................................  Voting Rights

    (g) Notice to security holders........................................  Reports we'll send you

    (h) Consents required.................................................  Voting Rights

    (i) Other provisions..................................................  N/A

11. Type of securities comprising units...................................  M's Versatile Product basics

12. Certain information regarding periodic payment plan certificates......  N/A

13. (a) Load, fees, expenses, etc. .......................................  Deductions from your premiums; Surrendering your policy

    (b) Certain information regarding periodic payment plan certificates..  N/A

    (c) Certain percentages...............................................  Deductions from your premiums

    (d) Difference in price...............................................  N/A

    (e) Certain other fees, etc. .........................................  Deductions from your premiums; Surrendering your policy

    (f) Certain other profits or benefits.................................  The death benefit; Your policy's accumulated value

    (g) Ratio of annual charges to income.................................  N/A

14. Issuance of trust's securities........................................  M's Versatile Product basics

15. Receipt and handling of payments from purchasers..........  How premiums work

16. Acquisition and disposition of underlying securities......  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption..................................  Withdrawals, surrenders and loans

18. (a) Receipt, custody and disposition of income............  Your policy's accumulated value

    (b) Reinvestment of distributions.........................  N/A

    (c) Reserves or special funds.............................  N/A

    (d) Schedule of distributions.............................  N/A

19. Records, accounts and reports.............................  Statements and Reports

20. Certain miscellaneous provisions of trust agreement:

    (a) Amendment.............................................  N/A

    (b) Termination...........................................  N/A

    (c) and (d) Trustees, removal and successor...............  N/A

    (e) and (f) Depositors, removal and successor.............  N/A

21. Loans to security holders.................................  Withdrawals, surrenders and loans

22. Limitations on liability..................................  N/A

23. Bonding arrangements......................................  N/A

24. Other material provisions of trust agreement..............  N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor.......................................................  About Pacific Life

26.  Fees received by depositor......................................................  See Items 13(a) and 13(e)

27.  Business of depositor...........................................................  About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor.........  About Pacific Life

29.  Voting securities of depositor..................................................  N/A

30.  Persons controlling depositor...................................................  N/A

31.  Payments by depositor for certain services rendered to trust....................  N/A

32.  Payments by depositor for certain other services rendered to trust..............  N/A

33.  Remuneration of employees of depositor for certain services rendered to trust...  N/A

34.  Remuneration of other persons for certain services rendered to trust............  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states....................................  N/A

36.  Suspension of sales of trust's securities.......................................  N/A

37.  Revocation of authority to distribute...........................................  N/A

38. (a) Method of distribution............  How policies are distributed

    (b) Underwriting agreements...........  How policies are distributed

    (c) Selling agreements................  How policies are distributed

39. (a) Organization of principal
        underwriters......................  How policies are distributed

    (b) N.A.S.D. membership of principal
        underwriters......................  How policies are distributed

40. Certain fees received by principal
    underwriters..........................  How policies are distributed

41. (a) Business of each principal
    underwriter...........................  How policies are distributed

    (b) Branch offices of each principal
        underwriter.......................  N/A

    (c) Salesmen of each principal
        underwriter.......................  N/A

42. Ownership of trust's securities by
    certain persons.......................  N/A

43. Certain brokerage commissions received
    by principal underwriters.............  N/A

44. (a) Method of valuation...............  Your policy's accumulated value

    (b) Schedule as to offering price.....  How premiums work

    (c) Variation in offering price to
        certain persons...................  Monthly deductions

45. Suspension of redemption rights.......  Timing of payments, forms and requests

46.  (a) Redemption valuation..............    Withdrawals, surrenders and loans

     (b) Schedule as to redemption price...    Withdrawals, surrenders and loans

47.  Maintenance of position in
     underlying securities.................    Your investment options

V.   Information Concerning the Trustee
     or Custodian

48.  Organization and regulation               N/A
     of trustee............................

49.  Fees and expenses of trustees.........    N/A

50.  Trustee's lien........................    N/A

VI.  Information Concerning Insurance of
     Holders of Securities

51.  Insurance of holders of trust's
     securities............................    The death benefit

VII. Policy of Registrant

52.  (a) Provisions of trust agreement
         with respect to selection or
         elimination of underlying
         securities........................    How our accounts work

     (b) Transactions involving elimination
         of underlying securities..........    How our accounts work

     (c) Policy regarding substitution or
         elimination of underlying
         securities........................    See Items 13(a) and 52(a)

     (d) Fundamental policy not otherwise
         covered...........................    N/A

53.  Tax status of trust...................    Variable life insurance and your
                                               taxes

VIII. Financial and Statistical Information

54. Trust's securities during last ten years...  N/A

55. N/A

56. Certain information regarding periodic
    payment plan certificates..................  N/A

57. N/A

58. N/A

59. Financial statements (Instruction 1(c)
    of "Instructions as to the Prospectus" of
    Form S-6)..................................  Financial statements

                                  PROSPECTUS


(Included in Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-001027, as filed on May 1, 2000, and incorporated by reference herein; and Form Type 497, Accession No. 0001017062-00-001709, as filed on August 11, 2000, and incorporated by reference herein.)

                 Supplement to Prospectus Dated May 1, 2000 for
                             M's Versatile Product
         Flexible Premium Variable Life Insurance Policy (the "policy")
                    Issued by Pacific Life Insurance Company

                          -----------------------------------------------------
Termination of the         The assets of Pacific Select Fund Bond and Income
Bond and                   Portfolio, the underlying portfolio for the Bond
Income investment          and Income Variable Account, are scheduled to be
option                     transferred to the Pacific Select Fund Managed Bond
                           Portfolio in exchange for shares of the Managed
Other terms of your        Bond Portfolio (the "reorganization") on September
policy will not change     22, 2000, at or about 4:00 p.m. Eastern time (the
as a result of the         "reorganization date"). At the same time that this
transaction described      reorganization occurs, the corresponding
in this supplement.        accumulation units of the Bond and Income Variable
                           Account will automatically be transferred to the Managed Bond Variable Account in exchange for corresponding units of that investment option. The
                           Bond and Income Variable Account will cease to exist.

                           You need not take any action regarding the reorganization. The transfer of your units will occur automatically on the reorganization date.

                           If you do not wish to participate in the Managed Bond investment option, you can transfer among the investment options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make annually.

                           Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income investment option, the instruction will be deemed an instruction for the Managed Bond investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

                          -----------------------------------------------------
Postponement of the        The reorganization date may be postponed if:
transaction
                           . the New York Stock Exchange or another primary
If the reorganization        trading market for portfolio securities of the
date of the Bond and         Bond and Income Portfolio and/or the Managed Bond
Income Portfolio is          Portfolio is closed to trading or otherwise
postponed, the               restricted, or
corresponding transfer
from the Bond and          . trading or the reporting of trading on the New
Income Variable              York Stock Exchange or other primary trading
Account to the Managed       market is disrupted and the fund's board of
Bond Variable Account        trustees believes the value of the net assets in
will also be                 either portfolio cannot be accurately appraised.
postponed.
                           If either of these events occur, the transaction described above will be postponed until the first business day after trading is fully resumed and reporting has been restored.

Supplement dated August 28, 2000

                          -----------------------------------------------------
An overview of M's         Other expenses
Versatile Product:         The table also shows the fund expenses for each
Fees and expenses paid     portfolio based on expenses in 1999, adjusted to
by the Pacific Select      reflect recently reduced custody fees. To help
Fund: Other expenses       limit fund expenses, effective July 1, 2000 we have
is replaced                contractually agreed to waive all or part of our
                           investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established
                           0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the portfolio, but not above the 0.10% expense cap.
                           There is no guarantee that we will continue to cap expenses after December 31, 2001. In 1999, Pacific
                           Life reimbursed the Small-Cap Index Portfolio
                           $96,949.

                    -----------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    -----------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity   0.80     0.04     0.84       --           0.84
                    Emerging Markets/1/ 1.10     0.19     1.29       --           1.29
                    Diversified
                     Research/2/        0.90     0.05     0.95       --           0.95
                    Small-Cap Equity    0.65     0.04     0.69       --           0.69
                    International
                     Large-Cap/2/       1.05     0.10     1.15       --           1.15
                    Bond and Income     0.60     0.05     0.65       --           0.65
                    Equity              0.65     0.03     0.68       --           0.68
                    I-Net Tollkeeper/2/ 1.50     0.14     1.64      (0.04)        1.60
                    Multi-Strategy      0.65     0.04     0.69       --           0.69
                    Equity Income       0.65     0.04     0.69       --           0.69
                    Growth LT           0.75     0.03     0.78       --           0.78
                    Mid-Cap Value       0.85     0.07     0.92       --           0.92
                    Equity Index/3/     0.25     0.04     0.29       --           0.29
                    Small-Cap Index     0.50     0.30     0.80      (0.20)        0.60
                    REIT                1.10     0.15     1.25      (0.05)        1.20
                    International Value 0.85     0.09     0.94       --           0.94
                    Government
                     Securities         0.60     0.05     0.65       --           0.65
                    Managed Bond/1/     0.60     0.05     0.65       --           0.65
                    Money Market/1/     0.35     0.04     0.39       --           0.39
                    High Yield Bond/1/  0.60     0.05     0.65       --           0.65
                    Large-Cap Value     0.85     0.08     0.93       --           0.93
                    -----------------------------------------------------------------------

                           /1/ Total adjusted net expenses for these
                               portfolios in 1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.
                           /2/ Expenses are estimated. There were no actual
                               advisory fees or expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.
                           /3/ Total adjusted net expenses for the Equity
                               Index Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.
                           + The fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0023% or less of any portfolio's average daily net assets.

                          -----------------------------------------------------
Telephone                  You may enroll in or give instructions regarding
authorizations for the     the dollar cost averaging program or portfolio
transfer programs          rebalancing program by telephone if we have your
                           completed telephone authorization form on file.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference sheet.

The Prospectus consisting of 111 pages.

Supplement dated August 7, 2000 to prospectus dated May 1, 2000 consisting of 2 pages.

Supplement dated August 28, 2000 to prospectus dated May 1, 2000 consisting of 2 pages.
The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940. The Signatures.
Written consent of the following person (included in the exhibits shown below):

Deloitte & Touche, LLP, Independent Auditors
Dechert Price & Rhoads, Outside Counsel
The following exhibits:


1. (1) (a) Resolution of the Board of Directors of the Depositor dated
           November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. /1/

       (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. /1/

   (2) Inapplicable

   (3) (a) Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network) /1/

       (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /2/

   (4) Inapplicable

   (5) (a) Flexible Premium Variable Life Insurance Policy /1/

       (b) Annual Renewable Term Rider (form R98-ART) /1/

       (c) Accounting Benefit Rider (form R98-ABR) /1/

       (d) Accelerated Living Benefit Rider (form R92-ABR) /1/

       (e) Spouse Term Rider (form R98-SPT) /1/

       (f) Children's Term Rider (form R84-CT) /1/

       (g) Waiver of Charges (form R98-WC) /2/

       (h) Accidental Death Benefit (form R84-AD) /1/

       (i) Guaranteed Insurability Rider (form R84-GI) /1/

       (j) Disability Benefit Rider (form R84-DB) /1/

       (k) M&E Risk Charge Endorsement /4/

   (6) (a) Bylaws of Pacific Life Insurance Company /1/

       (b) Articles of Incorporation of Pacific Life Insurance Company /1/

  (7)    Inapplicable

  (8)    Inapplicable

  (9)    (a) Participation Agreement between Pacific Life Insurance Company and
             Pacific Select Fund /4/
         (b) M Fund, Inc. Participation Agreement with Pacific Life Insurance Company /4/

  (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /1/

2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP /5/

    (b) Consent of Dechert Price & Rhoads /1/

7.  (a) Opinion of Actuary /5/

    (b) Form of Illustration of Policy Benefits /5/

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

9.  Power of Attorney /4/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable


/1/ Filed as part of Registration Statement on Form S-6 via EDGAR on August 10,
    1998, File No. 333-61135, Accession Number 0001017062-98-001706.

/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on November 19, 1999, File No. 333-61135, Accession Number 0001017062-98-002349.

/3/ Filed as part of Post-Effective Amendment No. 1 to the Registration
    Statement on Form S-6 via EDGAR on April 27, 1999, File No. 333-61135, Accession Number 0001017062-99-000722.

/4/ Filed as part of Post-Effective Amendment No. 2 to the Registration
    Statement on Form S-6 via EDGAR on February 29, 2000, File No. 333-61135, Accession Number 0001017062-00-000579.

/5/ Filed as part of Post-Effective Amendment No. 4 to the Registration
    Statement on Form S-6 via EDGAR on May 1, 2000, File No. 333-61135, Accession Number 0001017062-00-001027.

UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as maybe prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

  Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certfies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 24th day of August, 2000.

                                          PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                      (Registrant)

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                       (Depositor)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment
 No. 2 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and incorporated by reference herein.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certfies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 24th day of August, 2000.

                                         BY: PACIFIC LIFE INSURANCE COMPANY
                                                      (Registrant)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment
 No. 2 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and incorporated by reference herein.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                     Title                                  Date

____________________          Director, Chairman of the Board        __________ , 2000
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 __________ , 2000
Glenn S. Schafer*

____________________          Director, Senior Vice President and    __________ , 2000
Khanh T. Tran*                Chief Financial Officer

____________________          Director, Senior Vice President and    __________ , 2000
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           __________ , 2000
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          __________ , 2000
Edward R. Byrd*

____________________          Vice President and Treasurer           __________ , 2000
Brian D. Klemens*

____________________          Executive Vice President               __________ , 2000
Lynn C. Miller*

*BY: /s/ DAVID R. CARMICHAEL                                           August 24, 2000
     David R. Carmichael
     as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and
 incorporated by reference herein.